Supplement to the

Fidelity® Variable Insurance Products

Emerging Markets Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Investor Class R

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund II

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.4500% to 0.4240%.

VIPINVRB-14-01  August 1, 2014
1.918654.103

Supplement to the

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Initial Class R, Service Class R, and Service Class 2 R

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund II

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.4500% to 0.4240%.

VIPIS2RB-14-01  August 1, 2014
1.782248.123

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.4500% to 0.4240%.

VIPIS2B-14-02  August 1, 2014
1.483795.171